Investments - Valuation changes included in net income for investments (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Total	$ (12)
Equity securities
Debt and Equity Securities, FV-NI [Line Items]
Total	(261)
Limited partnership interests
Debt and Equity Securities, FV-NI [Line Items]
Total	$ 249